Condensed Consolidated Interim Statement of Changes in Equity - PEN (S/) S/ in Thousands	Total	Share capital [member]	Share premium [member]	Other capital reserve [member]	Translation reserve [member]	Cost of hedging reserve [member]	Hedging reserve [member]	Merger and other reserves [member]	Shared- based payment reserve [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2023	S/ 1,776,566	S/ 8,820		S/ 79,782	S/ 140,066	S/ 6,422	S/ (29,548)	S/ 1,626,642		S/ (366,899)	S/ 1,465,285	S/ 311,281
Profit (loss) for the year	(412)									(9,582)	(9,582)	9,170
Other comprehensive income (loss) for the period	(128,228)				(110,245)	7,653	(20,266)	559			(122,299)	(5,929)
Total comprehensive income (loss) for the Period	(128,640)				(110,245)	7,653	(20,266)	559		(9,582)	(131,881)	3,241
Issuance of common stock, net of issuance costs	1,208,627	1,112	S/ 1,207,515								1,208,627
Capitalization of merger reserve		7,453						(7,453)
Change in fair value of put and call liability	(4,765)							(4,765)			(4,765)
Acquisition of non-controlling interest	(1,217,629)				18,909			(1,076,628)			(1,057,719)	(159,910)
Equity-settled share-based payment	567									567	567
Total transactions with the owners of the Company	(13,200)	8,565	1,207,515		18,909			(1,088,846)		567	146,710	(159,910)
Ending balance at Jun. 30, 2024	1,634,726	17,385	1,207,515	79,782	48,730	14,075	(49,814)	538,355		(375,914)	1,480,114	154,612
Beginning balance at Dec. 31, 2024	1,622,940	17,387	1,208,586	93,012	(232,770)	15,392	(36,494)	676,491	S/ 9,145	(273,533)	1,477,216	145,724
Profit (loss) for the year	121,985									117,407	117,407	4,578
Other comprehensive income (loss) for the period	45,637				64,723	(32,691)	10,459	626			43,117	2,520
Total comprehensive income (loss) for the Period	167,622				64,723	(32,691)	10,459	626		117,407	160,524	7,098
Issuance of shares		2	1,129						(1,131)
Equity-settled share-based payment	5,452								5,452		5,452
Total transactions with the owners of the Company	5,452	2	1,129						4,321		5,452
Ending balance at Jun. 30, 2025	S/ 1,796,014	S/ 17,389	S/ 1,209,715	S/ 93,012	S/ (168,047)	S/ (17,299)	S/ (26,035)	S/ 677,117	S/ 13,466	S/ (156,126)	S/ 1,643,192	S/ 152,822